Expense Example - AMG GW&K High Yield Bond SMA Shares - AMG GW&K High Yield Bond SMA Shares	Jun. 02, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	$ 28